CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 8,443	$ 5,483
Other non-current financial assets	10,573	12,247
Other financial assets	19,016	17,730
Current portion of accounts receivable and other	14,292	14,187
Non-current portion of accounts receivable and other	5,251	4,741
Accounts receivable and other	19,543	18,928
Current portion of inventory	6,275	6,337
Non-current portion of inventory	4,912	4,023
Inventory	11,187	10,360
Current portion of accounts payable and other	27,967	25,857
Non-current portion of accounts payable and other	22,363	24,825
Accounts payable and other	50,330	50,682
Current portion of corporate borrowings	0	0
Non-current portion of corporate borrowings	9,145	9,077
Current portion of non-recourse borrowings of managed entities	20,510	21,287
Non-current non-recourse borrowings of managed entities	122,616	118,037
Non-recourse borrowings of managed entities	$ 143,126	$ 139,324